20. Provision, Contingencies, and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Provision Contingencies And Commitments Tables
Breakdown of provisions by nature
Provisions	Balance on 12/31/2016	Additions	Write-offs	Monetary restatement	Opening balance CBL S.A.	Balance on 12/31/2017

IRPJ and CSLL (a.1.1)	473,490	-	(2,163)	25,285	19,217	515,829
PIS and COFINS (a.1.2)	141,112	-	(109,463)	3,278	-	34,927
ICMS	17,099	1,864	(7,795)	533	100,083	111,784
Civil, environmental and regulatory claims (a.2.1)	69,350	22,026	(3,269)	330	859	89,296
Labor litigation (a.3.1)	65,162	23,973	(11,899)	1,145	4,044	82,425
IPI	-	-	-	-	78,067	78,067
Other	13,569	634	(1,401)	584	82	13,468

Total	779,782	48,497	(135,990)	31,155	202,352	925,796

Current	52,694					64,550
Non-current	727,088					861,246

Balances of escrow deposits
	2017	2016

Tax matters	659,062	643,423
Labor litigation	71,074	70,392
Civil and other	92,524	64,955

Total – non-current assets	822,660	778,770